Earnings Per Share - Schedule of Computation of Basic and Dilutive Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to common shareholders (in Dollars)	$ 1,375,294	$ (33,323,555)	$ (1,736,512)	$ (46,620,619)
Denominator:
Weighted-average common shares outstanding	45,644,909	22,292,374	40,325,293	20,217,081	25,257,473	16,154,794
Net loss per share – basic (in Dollars per share)	$ 0.03	$ (1.49)	$ (0.04)	$ (2.31)	$ (1.88)	$ (0.97)
Numerator:
Net income (loss) attributable to common and common equivalent shareholders (in Dollars)	$ 1,375,294	$ (33,323,555)	$ (1,736,512)	$ (46,620,619)
Denominator:
Weighted-average common stock outstanding	45,644,909	22,292,374	40,325,293	20,217,081	25,257,473	16,154,794
Stock options, RSUs, warrants, Earn-Out Liability, and convertible notes outstanding to purchase shares of common stock	25,487
Total common and common equivalent shares outstanding	45,670,396	22,292,374	40,325,293	20,217,081	25,257,473	16,154,794
Net income (loss) per share – diluted (in Dollars per share)	$ 0.03	$ (1.49)	$ (0.04)	$ (2.31)	$ (1.88)	$ (0.97)